Loans and Financing (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Loans and Financing [Abstract]
Schedule of Outstanding Balance of Loans and Financing

The outstanding balance of loans and financing are summarized as follows:

	Interest Rate	Maturity	June 30, 2024	December 31, 2023
Loans:
Santander Bank	23.14% per annum	2025	3,200	4,254
Bradesco Bank	0.96% per month	2024	171	343
Bradesco Bank	2.19% per month	2026	178	-
BNDES	12.27% per annum	2024	227	692
Total			3,776	5,289
Current			3,598	4,960
Non-current			178	329

The outstanding balance of loans and financing at December 31, 2023, and 2022 are summarized as follows:

			Years ended December 31,
	Interest Rate	Maturity	2023	2022
Loans:
CEF	23.36% per annum	2023	-	78
Itaú Bank	1.10% per month	2023	-	277
Santander Bank	0.06% per day	2024	4,254	-
Bradesco Bank	12.15% per annum	2024	343	355
BNDES	12.27% per annum	2024	692	1,087
Total			5,289	1,797
Financing:
BNDES - Equipment	1.14% per month	2023	-	2
BNDES - Equipment	1.14% per month	2023	-	8
Total			-	10
Current			4,960	1,138
Non-current			329	669

Schedule of Non-Current Liabilities	The amounts recorded in non-current liabilities have the following maturity schedule:
	June 30, 2024	December 31, 2023
2025	160	311
2026	18	18
Non-current liabilities	178	329

The amounts recorded in non-current liabilities for the years ended December 31, 2023, and 2022 have the following maturity schedule:

	Years ended December 31,
	2023	2022
2024	-	669
2025	311	-
2026	18	-
Non-current liabilities	329	669

Schedule of Loan Activity

The following is a summary of loan activity as of June 30, 2024, and December 31, 2023:

Balance as of January 1, 2023	1,807
Additions	5,462
Interest accrual	940
Principal payments	(2,034)
Interest payments	(886)
Balance as of December 31, 2023	5,289
Additions	3,200
Interest accrual	296
Principal payments	(4,644)
Interest payments	(365)
Balance as of June 30, 2024	3,776

The following is a summary of loan activity for the years ended December 31, 2023, 2022 and 2021:

Balances as of January 1, 2021	-
Additions	15,000
Additions by acquisition of companies	3,994
Interest accrual	511
Principal payments	(10,962)
Interest payments	(243)
Balance as of December 31, 2021	8,300
Additions	4,000
Interest accrual	349
Principal payments	(10,101)
Interest payments	(741)
Balance as of December 31, 2022	1,807
Additions	5,462
Interest accrual	940
Principal payments	(2,034)
Interest payments	(886)
Balance as of December 31, 2023	5,289

Schedule of Trade and Other Payables

The breakdown of Trade and other payables is as follows:

	June 30, 2024	December 31, 2023
Suppliers- National and foreign	8,242	7,676
Suppliers - IPO transaction expenses(i)	49,952	39,457
Trade accounts payable	58,194	47,133

(i)	Consists of concentrated expenses incurred in 2023 related to third-party advisory and support services incurred in connection with the reorganization transaction that are not expected to be ongoing. These services were provided by suppliers to the Company.

The breakdown of Trade and other payables is as follows:

	12/31/2023	12/31/2022
Suppliers- National and foreign	7,676	7,283
Suppliers - IPO transaction expenses(i)	39,457	-
Trade accounts payable	47,133	7,283

(i)	Consists of concentrated expenses incurred in 2023 related to third-party advisory and support services incurred in connection with the reorganization transaction that are not expected to be ongoing. These services were provided by suppliers to the Company. The liability includes the prepaid D&O insurance totaling R$4,078, recognized during the fiscal year ended December 31, 2023.